City Holding Company (Parent Company Only) Financial Information (Condensed Statements Of Cash Flows) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net income available to common shareholders	$ 14,656	$ 13,232	$ 12,541	$ 11,702	$ 13,515	$ 10,607	$ 11,983	$ 17,992	$ 52,128	$ 54,097	$ 52,962
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment securities gains									(3,978)	(2,130)	(1,156)
Stock based compensation									2,018	1,793	1,535
Depreciation									6,235	6,088	6,087
Asset write down									444	1,449	0
Change in other assets									(1,556)	(976)	(8,262)
Change in other liabilities									5,581	(8,478)	1,363
Net Cash Provided by Operating Activities									65,330	47,895	53,354
Investing Activities
Proceeds from sales of available for sale securities									30,850	389	6,714
Net Cash Provided by Investing Activities									(261,293)	(184,080)	(24,711)
Financing Activities
Dividends paid									(25,718)	(25,304)	(24,487)
Issuance of common stock									6,864
Purchases of treasury stock									(10,018)	(7,055)	(27,957)
Exercise of stock options									1,200	3,000	600
Proceeds from exercise of warrants									0	1,896	0
Net Cash Used in Financing Activities									213,989	58,070	33,709
(Decrease) increase in Cash and Cash Equivalents									18,026	(78,115)	62,352
Cash and cash equivalents at beginning of period				70,113				148,228	70,113	148,228	85,876
Cash and Cash Equivalents at End of Period	88,139				70,113				88,139	70,113	148,228
Parent Company
Operating Activities
Net income available to common shareholders									52,128	54,097	52,962
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment securities gains									0	0	1,130
Amortization and accretion									(5)	0	0
Stock based compensation									2,018	3	199
Depreciation									1	1	1
Asset write down									444	0	0
Change in other assets									(262)	(13,338)	16,110
Change in other liabilities									(2,531)	314	2,146
Equity In Undistributed Earnings Of Subsidiaries									(44,752)	(6,118)	(6,940)
Net Cash Provided by Operating Activities									7,565	61,635	31,128
Investing Activities
Proceeds from sales of available for sale securities									0	0	2,334
Return of capital									0	0	2,500
Net Cash Provided by Investing Activities											4,834
Financing Activities
Dividends paid									(25,718)	(25,304)	(24,487)
Issuance of common stock									6,864	0	0
Purchases of treasury stock									(10,018)	(7,055)	(27,957)
Exercise of stock options									1,155	2,979	580
Proceeds from exercise of warrants									0	1,896	0
Net Cash Used in Financing Activities									(27,717)	(27,484)	(51,864)
(Decrease) increase in Cash and Cash Equivalents									(20,152)	34,151	(15,902)
Cash and cash equivalents at beginning of period				$ 46,672				$ 12,521	46,672	12,521	28,423
Cash and Cash Equivalents at End of Period	$ 26,520				$ 46,672				$ 26,520	$ 46,672	$ 12,521